Borrowings, Interest Rates (Details)	Jun. 30, 2026	Dec. 31, 2025
Borrowings [Abstract]
Bank borrowings	4.80%	5.20%
Sales and leaseback-liabilities (accounted for as financing transaction)	5.60%	5.70%